Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of Cash Flow from Common Stock Subject To Possible Redemption To Redemption Value - USD ($)	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Summary of Reconciliation of Cash Flow From Common Stock Subject to Possible Redemption to Redemption Value [Abstract]
Class A common stock subject to possible redemption	$ 13,840,640	$ 13,565,640	$ 13,468,845
Class A common stock subject to possible redemption	8,287,049	13,840,640	13,565,640
Less: Redemption	(5,638,879)
Plus: Accretion of carrying value to redemption value	$ 85,288	$ 275,001	$ 96,795